Average Annual Total Returns - River Canyon Total Return Bond	Institutional 1 Year	Institutional 5 Year	Institutional SinceInception		Institutional Inception Date	Institutional After Taxes on Distributions 1 Year	Institutional After Taxes on Distributions 5 Year	Institutional After Taxes on Distributions SinceInception		Institutional After Taxes on Distributions Inception Date	Institutional After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional After Taxes on Distributions and Sale of Fund Shares 5 Year	Institutional After Taxes on Distributions and Sale of Fund Shares SinceInception		Institutional After Taxes on Distributions and Sale of Fund Shares Inception Date	Bloomberg Barclays U.S. Aggregate Bond Index (formerly named the Barclays U.S. Aggregate Index) (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (formerly named the Barclays U.S. Aggregate Index) (reflects no deductions for fees, expenses or taxes) 5 Year	Bloomberg Barclays U.S. Aggregate Bond Index (formerly named the Barclays U.S. Aggregate Index) (reflects no deductions for fees, expenses or taxes) SinceInception		Bloomberg Barclays U.S. Aggregate Bond Index (formerly named the Barclays U.S. Aggregate Index) (reflects no deductions for fees, expenses or taxes) Inception Date
Total	6.41%	6.51%	6.27%	[1]	Dec. 30, 2014	4.09%	4.64%	4.36%	[1]	Dec. 30, 2014	3.97%	4.25%	4.02%	[1]	Dec. 30, 2014	7.51%	4.44%	3.79%	[1]	Dec. 30, 2014

[1]	Fund inception date is December 30, 2014.